Post-retirement benefit obligations - Reconciliation PBO, RF Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset)
Beginning balance	R 9,490
Ending balance	6,179	R 9,490
Reimbursement rights recognised in long-term receivables	135	218
Gain (loss) recognised in other comprehensive income	(88)	22
Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	70,322	63,549
Movements recognised in the income statement:	7,934	7,248
current service cost	1,549	1,502
curtailments and settlements		(129)
interest cost	6,385	5,875
Actuarial (gains) losses recognised in other comprehensive income:	(3,184)	5,715
arising from changes in demographic assumptions		(1)
arising from changes in financial assumptions	(4,787)	(149)
arising from change in actuarial experience	1,603	5,865
Member contributions	536	503
Benefits paid	(4,401)	(4,411)
Disposal of business	(1,223)
Translation of foreign operations	524	(2,282)
Ending balance	70,508	70,322
Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	10,028
Ending balance	6,812	10,028
Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	60,294
Ending balance	63,696	60,294
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	(46)
Ending balance	(64)	(46)
South Africa | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	57,054	47,228
Movements recognised in the income statement:	7,326	6,571
current service cost	1,115	923
interest cost	6,211	5,648
Actuarial (gains) losses recognised in other comprehensive income:	(533)	6,093
arising from changes in financial assumptions	(2,133)	303
arising from change in actuarial experience	1,600	5,790
Member contributions	536	503
Benefits paid	(3,905)	(3,341)
Ending balance	60,478	57,054
South Africa | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	57,054
Ending balance	60,478	57,054
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	9,536
Ending balance	6,243	9,536
Foreign Countries | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	13,268	16,321
Movements recognised in the income statement:	608	677
current service cost	434	579
curtailments and settlements		(129)
interest cost	174	227
Actuarial (gains) losses recognised in other comprehensive income:	(2,651)	(378)
arising from changes in demographic assumptions		(1)
arising from changes in financial assumptions	(2,654)	(452)
arising from change in actuarial experience	3	75
Benefits paid	(496)	(1,070)
Disposal of business	(1,223)
Translation of foreign operations	524	(2,282)
Ending balance	10,030	13,268
Foreign Countries | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	10,028
Ending balance	6,812	10,028
Foreign Countries | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	3,240
Ending balance	R 3,218	R 3,240